Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

Equity Index Portfolio

(the “Portfolio”)

Supplement dated December 30, 2015, to the Portfolio’s

Prospectus dated May 1, 2015, as amended

Effective immediately, all reference to Kara Murphy is deleted in its entirety. In addition, in the section entitled “Portfolio Summary: Equity Index Portfolio – Investment Adviser,” the portfolio manager disclosure is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2013	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section entitled “Management – Information about the Investment Adviser’s Management of Certain Portfolios,” the third paragraph is deleted in its entirety is replaced with the following:

The Equity Index Portfolio is managed by a team consisting of Timothy Campion, Andrew Sheridan and Jane Bayar, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments, LLC since 1999. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: Combined Master

Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

Equity Index Portfolio

(the “Portfolio”)

Supplement dated December 30, 2015, to the Portfolio’s

Statement of Additional Information (“SAI”) dated May 1, 2015, as amended

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to SunAmerica Asset Management, LLC (“SAAMCo”) on page 66 is supplemented with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)

SAAMCo	Campion, Timothy	22	$21,254.3	-	-	-	-
	Bayar, Jane	-	-	-	-	-	-
	Sheridan, Andrew	21	$21,061.4	-	-	-	-
*As of September 30, 2015

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.